Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38587
Entity Registrant Name	Aurora Mobile Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	31/F, Block 12-A, Shenzhen Bay Science and Technology Ecological Park
Entity Address, City or Town	Nanshan District
Entity Address, Postal Zip Code	518057
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001737339
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Shenzhen, The People’s Republic of China
Auditor Firm ID	1408
Business Contact [Member]
Document and Entity Information
Contact Personnel Name	Shan-Nen Bong
Entity Address, Address Line One	31/F, Block 12-A, Shenzhen Bay Science and Technology Ecological Park,
Entity Address, City or Town	Nanshan District
Entity Address, Postal Zip Code	518057
Entity Address, Country	CN
City Area Code	86
Local Phone Number	755-8388-1462
Contact Personnel Email Address	bongsn@jiguang.cn
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, every 3 of which represent 40 Class A common shares
Trading Symbol	JG
Security Exchange Name	NASDAQ
Class A Common Shares
Document and Entity Information
Title of 12(b) Security	Class A common shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	63,041,500
Class B Common Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	17,000,189